Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

As of December 31, 2024 and 2023, accounts receivable, net consisted of the following.

	2024	2023

Accounts receivable	$1,511,404	$2,279,593
Less: allowance for expected credit losses	(125,643)	$(160,855)
Accounts receivable, net	$1,385,761	$2,118,738
Non-current accounts receivable	$2,227,089	$4,597,214

The following table shows the movements in the allowance for expected credit losses during the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022

Balance at January 1	$160,855	$164,122	$179,475
(Reversal of) Provision for expected credit losses	(31,199)	1,084	(1,087)
Foreign exchange difference	(4,013)	(4,351)	(14,266)
Balance at December 31	$125,643	$160,855	$164,122

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.